Advanced Payments on Acquisition of Aircraft (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Advanced Payments on Acquisition of Aircraft

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Advanced payments on acquisition of aircraft	12,165	17,240